Fair Value Measurements - Summary of Fair Value Measurements Measured on Recurring Basis (Detail) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and marketable securities held in Trust Account	$ 348,672,786	$ 345,000,000
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and marketable securities held in Trust Account	$ 348,672,786